Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Trust for Professional Managers
Entity Central Index Key	0001141819
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
Mairs & Power Growth Fund
Shareholder Report [Line Items]
Fund Name	Mairs & Power Growth Fund
Class Name	Mairs & Power Growth Fund
Trading Symbol	MPGFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Mairs & Power Growth Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at mairsandpower.com/funds/growth-fund. You can also request this information by contacting us at 1-800-304-7404.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund.
Additional Information Phone Number	1-800-304-7404
Additional Information Website	mairsandpower.com/funds/growth-fund
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mairs & Power Growth Fund	$65	0.62%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
Market leadership in 2025 was again driven by a narrow group of large cap Technology and artificial intelligence focused companies. Our deliberate effort to increase Technology exposure helped the Fund participate, though the Fund still lagged the S&P 500 Total Return Index in a concentrated, momentum driven market. Stock selection was a headwind, with declines in long term holdings such as  Fiserv and UnitedHealth Group weighing on relative performance. The Fund’s emphasis on Midwest based and small cap companies also impacted performance, as these areas continued to trail the benchmark. We added high quality names such as  Zoetis and Intuitive Surgical, which we believe are positioned to benefit from utilizing artificial intelligence to accelerate innovation. We remain dedicated to our disciplined multi cap investment approach that has guided us for more than 95 years. Visit  www.mairsandpower.com/funds/growth-fund to read the entire commentary.

Top Contributors
↑	nVent Electric PLC
↑	Roche Holding Ltd. Sponsored ADR
↑	NVIDIA Corp.
↑	JPMorgan Chase & Co.
↑	Microsoft Corp.

Top Detractors
↓	Fiserv, Inc.
↓	UnitedHealth Group Inc.
↓	Hormel Foods Corp.
↓	Bio-Techne Corp.
↓	Motorola Solutions, Inc.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Mairs & Power Growth Fund	10.54	11.49	12.75
S&P 500 Total Return Index	17.88	14.42	14.82

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Apr. 30, 2026
Updated Performance Information Location [Text Block]	Visit mairsandpower.com/funds/growth-fund for more recent performance information.
Net Assets	$ 5,534,212,849
Holdings Count | $ / shares	47
Advisory Fees Paid, Amount	$ 29,538,473
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$5,534,212,849
Number of Holdings	47
Net Advisory Fee	$29,538,473
Portfolio Turnover	13%
30-Day SEC Yield	0.61%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets as of  December 31, 2025)

Top Holdings	(%)
Microsoft Corp.	10.7%
NVIDIA Corp.	9.4%
Amazon.com, Inc.	7.0%
JPMorgan Chase & Co.	5.1%
Alphabet, Inc. - Class C	4.0%
Apple, Inc.	3.9%
Roche Holding AG	3.2%
Graco, Inc.	3.1%
UnitedHealth Group, Inc.	3.0%
Eli Lilly & Co.	3.0%

Security Type	(%)
Common Stocks	99.8%
Money Market Funds	0.2%
Cash & Other	0.0%
Sector Breakdown*
[1]
Material Fund Change [Text Block]	Change to the FundThis is a summary of a planned change to the Fund’s name. For more complete information, you may review the Fund’s next prospectus which will be available by April 30, 2026 and at mairsandpower.com/funds/growth-fund or upon request at 1-800-304-7404.Effective on or about April 30, 2026, the name of the Fund will change to the Mairs & Power Fund.
Summary of Change Legend [Text Block]	This is a summary of a planned change to the Fund’s name. For more complete information, you may review the Fund’s next prospectus which will be available by April 30, 2026 and at mairsandpower.com/funds/growth-fund or upon request at 1-800-304-7404.
Updated Prospectus Phone Number	1-800-304-7404
Updated Prospectus Web Address	mairsandpower.com/funds/growth-fund
Mairs & Power Balanced Fund
Shareholder Report [Line Items]
Fund Name	Mairs & Power Balanced Fund
Class Name	Mairs & Power Balanced Fund
Trading Symbol	MAPOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Mairs & Power Balanced Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at mairsandpower.com/funds/balanced-fund. You can also request this information by contacting us at 1-800-304-7404.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-304-7404
Additional Information Website	mairsandpower.com/funds/balanced-fund
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mairs & Power Balanced Fund	$74	0.72%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
Mega-cap Technology and AI-driven companies again dominated market leadership in 2025, influencing the Fund’s relative performance. While the Fund’s asset allocation contributed positively, with equities outperforming bonds, its diversified approach left the portfolio underexposed to the narrow group of high valuation AI names, causing equity performance to lag the Mairs & Power Blended Index. Conversely, the Fund’s fixed income holdings outperformed the Fund’s fixed income benchmark, aided by credit selection, an overweight to corporate bonds, and shorter than benchmark duration as interest rates shifted across the curve. Several equity holdings also faced company specific challenges within Technology,  Financials, and Health Care, further weighing on results, though we believe additions such as WEC Energy, Amazon, and Travelers enhanced long term positioning. Throughout the year, the Fund maintained a disciplined approach to balancing risk and return, selectively adding to high quality businesses when valuations became compelling. We remain committed to our long term, research driven process. Visit  www.mairsandpower.com/funds/balanced-fund to read the entire commentary.

Top Contributors
↑	Alphabet Inc. Class C
↑	Roche Holding Ltd. Sponsored ADR
↑	Casey’s General Stores, Inc.
↑	Rockwell Automation, Inc.
↑	JPMorgan Chase & Co.

Top Detractors
↓	Fiserv, Inc.
↓	UnitedHealth Group Inc.
↓	Hormel Foods Corp.
↓	Motorola Solutions, Inc.
↓	Entegris, Inc.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Mairs & Power Balanced Fund	6.61	5.93	7.94
S&P 500 Total Return Index	17.88	14.42	14.82
Bloomberg Government/Credit Bond Index	6.88	-0.59	2.16
Mairs & Power Blended Index**	13.52	8.37	9.85
[2]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]	Visit mairsandpower.com/funds/balanced-fund for more recent performance information.
Net Assets	$ 672,113,193
Holdings Count | $ / shares	252
Advisory Fees Paid, Amount	$ 4,277,810
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$672,113,193
Number of Holdings	252
Net Advisory Fee	$4,277,810
Portfolio Turnover	13%
Weighted Average Maturity	7.97 years
Effective Duration	5.77 years
30-Day SEC Yield	2.19%
Average Credit Quality	BBB

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets as of  December 31, 2025)

Top 10 Issuers	(%)
Microsoft Corp.	4.0%
Alphabet, Inc.	3.6%
JPMorgan Chase & Co.	2.6%
Visa, Inc.	2.5%
Ecolab, Inc.	2.4%
United States Treasury Note/Bond	2.3%
Amazon.com, Inc.	2.3%
Texas Instruments, Inc.	2.3%
Motorola Solutions, Inc.	2.3%
UnitedHealth Group, Inc.	2.2%

Security Type	(%)
Common Stocks	61.3%
Corporate Bonds	33.0%
U.S. Treasury Securities	2.3%
Municipal Bonds	2.0%
Asset-Backed Securities	0.5%
Money Market Funds	0.1%
Cash & Other	0.8%
Sector Breakdown*
[3]
Material Fund Change [Text Block]
Changes to the Fund’s Portfolio Manager or Portfolio Management Team:
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s prospectus upon request at  1-800-304-7404.
On June 30, 2025, Robert (Bob) W. Thompson, co-portfolio manager of the Fund retired. The Fund continues to be managed by Kevin V. Earley, the Fund’s lead portfolio manager and Brent S. Miller, the Fund’s co-portfolio manager.

Summary of Change Legend [Text Block]	On June 30, 2025, Robert (Bob) W. Thompson, co-portfolio manager of the Fund retired. The Fund continues to be managed by Kevin V. Earley, the Fund’s lead portfolio manager and Brent S. Miller, the Fund’s co-portfolio manager.
Updated Prospectus Phone Number	1-800-304-7404
Updated Prospectus Web Address	mairsandpower.com/funddocuments
Mairs & Power Small Cap Fund
Shareholder Report [Line Items]
Fund Name	Mairs & Power Small Cap Fund
Class Name	Mairs & Power Small Cap Fund
Trading Symbol	MSCFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Mairs & Power Small Cap Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at mairsandpower.com/funds/small-cap-fund. You can also request this information by contacting us at 1-800-304-7404.
Additional Information Phone Number	1-800-304-7404
Additional Information Website	mairsandpower.com/funds/small-cap-fund
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mairs & Power Small Cap Fund	$99	0.97%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.97%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund  underperformed the Russell 2000 Total Return Index in 2025 as macro  headwinds and a sharp “risk on” rally in speculative, unprofitable segments of the Russell 2000 weighed on relative performance. While small caps saw meaningful earnings recovery and benefited from easing labor pressures and lower interest rates, stock selection was the primary detractor from relative performance, with names such as Inspire Medical,  CVRx, and MGP Ingredients experiencing challenges this year. Conversely, positive contributors included Exact Sciences, Medpace Holdings, and nVent Electric. Sector allocation was modestly positive but not enough to offset stock specific  headwinds. The Fund added Cognex, RadNet, Trex Company, Patrick Industries, James Hardie, and Bentley Systems this year and remains focused on identifying small cap companies with durable competitive advantages trading at attractive valuations as earnings growth continues to improve. Visit www.mairsandpower.com/funds/small-cap-fund to read the entire commentary.

Top Contributors
↑	Exact Sciences Corp.
↑	Medpace Holdings, Inc.
↑	nVent Electric PLC
↑	Casey’s General Stores, Inc.
↑	AAR Corp.

Top Detractors
↓	Inspire Medical Systems, Inc.
↓	CVRx, Inc.
↓	MGP Ingredients, Inc.
↓	Knife River Corp
↓	Workiva Inc. Class A

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Mairs & Power Small Cap Fund	3.98	6.08	8.48
S&P 500 Total Return Index	17.88	14.42	14.82
Russell 2000 Total Return Index	12.81	6.09	9.62
S&P SmallCap 600 Total Return Index	6.02	7.31	9.81

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit mairsandpower.com/funds/small-cap-fund for more recent performance information.
Net Assets	$ 231,292,933
Holdings Count | $ / shares	43
Advisory Fees Paid, Amount	$ 2,032,020
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$231,292,933
Number of Holdings	43
Net Advisory Fee	$2,032,020
Portfolio Turnover	19%
30-Day SEC Yield	0.18%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets as of  December 31, 2025)

Top Holdings	(%)
JBT Marel Corp.	4.5%
Hub Group, Inc. - Class A	4.3%
Bio-Techne Corp.	4.2%
AAR Corp.	4.0%
Entegris, Inc.	3.7%
Knife River Corp.	3.7%
Workiva, Inc.	3.6%
HB Fuller Co.	3.4%
nVent Electric PLC	3.3%
Medpace Holdings, Inc.	3.1%

Security Type	(%)
Common Stocks	99.8%
Money Market Funds	0.6%
Cash & Other	-0.4%
Sector Breakdown*
[4]
Updated Prospectus Web Address	mairsandpower.com/funddocuments
Mairs & Power Minnesota Municipal Bond ETF
Shareholder Report [Line Items]
Fund Name	Mairs & Power Minnesota Municipal Bond ETF
Class Name	Mairs & Power Minnesota Municipal Bond ETF
Trading Symbol	MINN
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Mairs & Power Minnesota Municipal Bond ETF (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at mairsandpower.com/funds/mn-muni-bond-etf. You can also request this information by contacting us at 1-855-839-2800.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-855-839-2800
Additional Information Website	mairsandpower.com/funds/mn-muni-bond-etf
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mairs & Power Minnesota Municipal Bond ETF	$26	0.25%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund slightly outperformed its benchmark in 2025 and continues to execute the strategy of buying higher-quality credits for the long term. 2025 ushered in continued growth in municipal bond issuance as it grew 15% from the prior year. This brought higher yields on municipal bonds longer than 10 years, even as longer treasury bond yields declined slightly. This led to underperformance of municipal bonds compared to treasury bonds early in the year. Looking forward, we will continue to be highly selective in the lower than A-rated space, where we only have a handful of exposures. The Fund will also continue to seek out high quality bonds as a differentiator, as well as focusing on unlimited tax general obligation bonds, given the credit structure of these securities. We are careful in credit selection and anticipate our preference for essential projects will continue to prevail as we will not sacrifice quality for the sake of additional yield. Visit www.mairsandpower.com/funds/mn-muni-bond-etf to read the latest manager commentary.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (03/11/2021)
Mairs & Power Minnesota Municipal Bond ETF NAV	4.80	-0.32
Bloomberg Municipal Bond Index: Minnesota	4.63	0.75

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]	Visit mairsandpower.com/funds/mn-muni-bond-etf for more recent performance information.
Net Assets	$ 36,045,501
Holdings Count | $ / shares	128
Advisory Fees Paid, Amount	$ 68,065
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$36,045,501
Number of Holdings	128
Net Advisory Fee	$68,065
Portfolio Turnover	16%
Weighted Average Maturity	10.10 years
Effective Duration	5.94 years
30-Day SEC Yield	3.04%
Average Credit Quality	AA

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets as of  December 31, 2025)

Top 10 Issuers	(%)
State of Minnesota	13.9%
County of Hennepin MN	3.7%
South Washington County Independent School District No 833/MN	3.7%
Minnesota Health & Education Facilities Authority	3.1%
County of Ramsey MN	2.9%
Mankato Independent School District No 77	2.8%
Minneapolis Special School District No 1	2.5%
State of Minnesota Department of Iron Range Resources & Rehabilitation	2.3%
University of Minnesota	2.0%
City of Bloomington MN	1.9%

Security Type	(%)
Municipal Bonds	98.3%
Money Market Funds	0.3%
Cash & Other	1.4%

Credit Breakdown*	(%)
AAA	35.1%
AA	47.4%
A	11.2%
BBB & Lower	3.4%
Not Rated	1.2%
Cash & Equivalent	1.7%
[5]
Material Fund Change [Text Block]
Changes to the Fund’s Portfolio Manager or Portfolio Management Team:
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s prospectus upon request at 1-855-839-2800.
On June 30, 2025, Robert (Bob) W. Thompson, co-portfolio manager of the Fund retired. The Fund continues to be managed by Brent S. Miller, the Fund’s lead portfolio manager.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s prospectus upon request at 1-855-839-2800.
Updated Prospectus Phone Number	1-855-839-2800
Updated Prospectus Web Address	mairsandpower.com/funddocuments

[1]
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by Mairs & Power, Inc.

[2]
**	The Mairs & Power Blended Index reflects an unmanaged portfolio comprised of 60% of the S&P 500 Total Return Index and 40% of the Bloomberg U.S. Government/Credit Bond Index.

[3]
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by Mairs & Power, Inc.

[4]
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by Mairs & Power, Inc.

[5]
*	Mairs & Power uses the lower of the S&P or Moody’s ratings and chooses to display credit ratings using S&P’s rating convention, although the rating itself might be sourced from another Nationally Recognized Statistical Rating Agency. The ratings apply to the credit worthiness of the issuers of the underlying securities and not to the Fund itself. Ratings are expressed as letters ranging from ‘AAA’, which is the highest grade, to ‘D’, which is the lowest grade. In limited situations when the rating agency has not issued a formal rating, the rating agency will classify the security as unrated.